INTANGIBLE ASSETS, NET (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	13 years	13 years	13 years
Cost	$ 259,219	$ 259,075	$ 258,203
Accumulated Amortization	(158,126)	(137,927)	(111,238)
Net Carrying Value	101,093	121,148	146,965
Estimated future amortization [Abstract]
2012 (remainder of year)	6,676
2013	16,732	16,723
2014	15,353	15,344
2015	14,827	14,818
2016	14,240	14,231
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	14 years	14 years	14 years
Cost	12,770	12,770	12,770
Accumulated Amortization	(8,074)	(7,361)	(6,418)
Net Carrying Value	4,696	5,409	6,352
Trademarks/Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	11 years	11 years	11 years
Cost	85,644	85,644	85,644
Accumulated Amortization	(58,358)	(48,296)	(34,885)
Net Carrying Value	27,286	37,348	50,759
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	13 years	13 years	13 years
Cost	158,158	158,158	158,158
Accumulated Amortization	(89,980)	(80,851)	(68,651)
Net Carrying Value	68,178	77,307	89,507
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,647	2,503	1,631
Accumulated Amortization	(1,714)	(1,419)	(1,284)
Net Carrying Value	$ 933	$ 1,084	$ 347